Note 7 - Exploration and Evaluation Assets (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2001
Statement Line Items [Line Items]
Nominal value of of property	$ 1
Tuligtic property in Puebla, Mexico [member
Statement Line Items [Line Items]
Proportion of ownership interest in associate		100.00%
Logan property located in the Yukon Territory, Canada [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	40.00%